Adv B Adv C | Treasury Fund
Supplement to the
Fidelity® Cash Management Funds:
Treasury Fund - Advisor B Class and Advisor C Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" beginning on page 3.

	Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 652	$ 152	$ 252	$ 152
3 years	$ 771	$ 471	$ 471	$ 471
5 years	$ 1,013	$ 813	$ 813	$ 813
10 years	$ 1,477	$ 1,477	$ 1,779	$ 1,779